Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	9 Months Ended
	Feb. 29, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Non-Derivatives:
Cash and cash equivalents		$ 76,696	$ 222,123	$ 250,153	$ 217,835
Restricted cash and short-term deposits, carrying value		162,199	188,289
Current portion of long-term debt and short-term debt, carrying value		(1,215,377)	(1,241,108)
Long-term debt		(1,326,396)	(1,294,719)
Derivatives:
Deferred finance charges		29,227	32,924
Shares repurchased (in shares)	3,500
Golar LNG Partners
Derivatives:
Purchase of limited partner units (in shares)	107
Interest Rate Swaps
Derivatives:
Derivative asset		0	84
Derivative liability		(49,884)	(5,798)
Foreign Exchange Swaps
Derivatives:
Derivative asset		170	1,246
Derivative liability		(607)	0
Return Equity Swap
Derivatives:
Shares repurchased (in shares)	1,500
Fair value of consideration	$ 72,700
Release of restricted cash	59,300
Settlement fair value	55,500
Notional value	$ 17,200
Gain (loss) on swap		5,100
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents		76,696	222,123
Restricted cash and short-term deposits, carrying value		162,199	188,289
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, carrying value		(1,216,985)	(1,244,599)
Long-term debt - convertible bonds, carrying value		(379,698)	(368,134)
Long-term debt		(974,317)	(956,018)
Carrying value | Level 2 | Oil Derivative
Derivatives:
Derivative asset		6,240	45,640
Carrying value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset		0	84
Derivative liability		(49,884)	(5,798)
Carrying value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset		170	1,246
Foreign exchange swaps liability		(607)	0
Carrying value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability		0	(50,407)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value		76,696	222,123
Restricted cash and short-term deposits, fair value		162,199	188,289
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value		(1,216,985)	(1,244,599)
Long-term debt - convertible bonds, fair value		(309,535)	(355,943)
Long-term debt, fair value		(974,317)	(956,018)
Fair value | Level 2 | Oil Derivative
Derivatives:
Derivative asset		6,240	45,640
Fair value | Level 2 | Interest Rate Swaps
Derivatives:
Derivative asset		0	84
Derivative liability		(49,884)	(5,798)
Fair value | Level 2 | Foreign Exchange Swaps
Derivatives:
Foreign exchange swaps asset		170	1,246
Foreign exchange swaps liability		(607)	0
Fair value | Level 2 | Return Equity Swap
Derivatives:
Derivative liability		$ 0	$ (50,407)